September 22, 2021

BNY MELLON FUNDS TRUST

-BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
-BNY Mellon Income Stock Fund
- BNY Mellon Mid Cap Multi-Strategy Fund
- BNY Mellon Small Cap Multi-Strategy Fund
- BNY Mellon Small/Mid Cap Multi-Strategy Fund

(Class M and Investor Shares)

Supplement to Current Prospectus

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Alicia Levine is the fund's primary portfolio manager responsible for investment allocation decisions, a position she has held since September 2021. Ms. Levine is Head of Equities, Capital Markets Advisory and Vice Chair for BNY Mellon Wealth Management, an affiliate of BNYM Investment Adviser. She also is an employee of BNYM Investment Adviser and manages the fund in her capacity as an employee of BNYM Investment Adviser.

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon Income Stock Fund – Portfolio Management" in the prospectus:

John C. Bailer, CFA, Brian C. Ferguson, David S. Intoppa and Keith Howell are the fund's primary portfolio managers. Messrs. Bailer, Ferguson, Intoppa and Howell have been primary portfolio managers of the fund since December 2011, December 2015, December 2015 and September 2021, respectively. Mr. Bailer is Deputy Head of Equity Income and a portfolio manager at Newton Investment Management North America, LLC (Newton), an affiliate of BNYM Investment Adviser. Messrs. Ferguson and Howell are portfolio managers at Newton. Mr. Intoppa is a research analyst at Newton.

The following information supersedes and replaces the information in the second and fifth paragraphs in the section "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Alicia Levine is the fund's primary portfolio manager responsible for investment allocation decisions, a position she has held since September 2021. Ms. Levine is Head of Equities, Capital Markets Advisory and Vice Chair for BNY Mellon Wealth Management, an affiliate of BNYM Investment Adviser. She also is an employee of BNYM Investment Adviser and manages the fund in her capacity as an employee of BNYM Investment Adviser.

Investment decisions for the Mid Cap Growth Strategy are made by a team of investment professionals employed by Newton Investment Management North America, LLC (Newton).  The team has consisted of Todd W. Wakefield, CFA since May 2013, Robert C. Zeuthen, CFA since August 2012, John R. Porter since March 2017 and Karen Behr and Andrew Leger since September 2021. Mr. Porter is Chief Investment Officer and Head of Equity at Newton. Messrs. Wakefield and Zeuthen are research analysts at Newton. Ms. Behr and Mr. Leger are portfolio managers at Newton.

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The following information supersedes and replaces the information in the second and fifth paragraphs in the section "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Alicia Levine is the fund's primary portfolio manager responsible for investment allocation decisions, a position she has held since September 2021. Ms. Levine is Head of Equities, Capital Markets Advisory and Vice Chair for BNY Mellon Wealth Management, an affiliate of BNYM Investment Adviser. She also is an employee of BNYM Investment Adviser and manages the fund in her capacity as an employee of BNYM Investment Adviser.

Investment decisions for the Small Cap Growth Strategy are made by a team of investment professionals employed by Newton Investment Management North America, LLC (Newton).  The team has consisted of Todd W. Wakefield, CFA and Robert C. Zeuthen, CFA since May 2013, John R. Porter since March 2017 and Karen Behr and Andrew Leger since September 2021. Mr. Porter is Chief Investment Officer and Head of Equity at Newton. Messrs. Wakefield and Zeuthen are research analysts at Newton. Ms. Behr and Mr. Leger are portfolio managers at Newton.

The following information supersedes and replaces the information in the second and fifth paragraphs in the section "Fund Summary – BNY Mellon Small/Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Alicia Levine is the fund's primary portfolio manager responsible for investment allocation decisions, a position she has held since September 2021. Ms. Levine is Head of Equities, Capital Markets Advisory and Vice Chair for BNY Mellon Wealth Management, an affiliate of BNYM Investment Adviser. She also is an employee of BNYM Investment Adviser and manages the fund in her capacity as an employee of BNYM Investment Adviser.

Investment decisions for the Small/Mid Cap Growth Strategy are made by a team of investment professionals employed by Newton Investment Management North America, LLC (Newton).  The team has consisted of Todd W. Wakefield, CFA and Robert C. Zeuthen, CFA since April 2014, John R. Porter since March 2017 and Karen Behr and Andrew Leger since September 2021. Mr. Porter is Chief Investment Officer and Head of Equity at Newton. Messrs. Wakefield and Zeuthen are research analysts at Newton. Ms. Behr and Mr. Leger are portfolio managers at Newton.

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The preceding information supersedes and replaces any contrary information in the section "Fund Details – Management – Portfolio Managers – BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund", "– BNY Mellon Income Stock Fund", "– BNY Mellon Mid Cap Multi-Strategy Fund", "– BNY Mellon Small Cap Multi-Strategy Fund", and "– BNY Mellon Small/Mid Cap Multi-Strategy Fund" in the prospectus.

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The following information supersedes and replaces any contrary information in the section "Fund Details – Management – Biographical Information" in the prospectus:

John C. Bailer, CFA, has been a primary portfolio manager of BNY Mellon Income Stock Fund since December 2011 and of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

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with respect to the Dynamic Large Cap Value Strategy since March 2019. Mr. Bailer is Deputy Head of Equity Income and a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since November 1992.

Karen Behr has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Mid Cap Growth Strategy, of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Growth Strategy and of BNY Mellon Small/Mid Cap Multi-Strategy Fund with respect to the Small/Mid Cap Growth Strategy since September 2021. Ms. Behr is a portfolio manager at Newton. She has been employed by Newton or a predecessor company of Newton since 2008.

Brian C. Ferguson has been a primary portfolio manager of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Dynamic Large Cap Value Strategy since the fund's inception in July 2010, and of BNY Mellon Income Stock Fund since December 2015. Mr. Ferguson is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since June 1997.

Keith Howell has been a primary portfolio manager of BNY Mellon Income Stock Fund since September 2021. Mr. Howell is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 2006.

David S. Intoppa has been a primary portfolio manager of BNY Mellon Income Stock Fund since December 2015 and of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Dynamic Large Cap Value Strategy since March 2019. Mr. Intoppa is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 2006.

Andrew Leger has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Mid Cap Growth Strategy, of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Growth Strategy and of BNY Mellon Small/Mid Cap Multi-Strategy Fund with respect to the Small/Mid Cap Growth Strategy since September 2021. Mr. Leger is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 2014.

Alicia Levine has been a primary portfolio manager of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund and BNY Mellon Small/Mid Cap Multi-Strategy Fund responsible for investment allocation decisions since September 2021. Ms. Levine has been employed by BNYM Investment Adviser since September 2021. She is Head of Equities, Capital Markets Advisory and Vice Chair for BNY Mellon Wealth Management. She has been employed by BNY Mellon since October 2016. Prior to joining BNY Mellon, she was Director of Communications at Angelo, Gordon & Co., a multi-strategy alternative asset manager.

John R. Porter III has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Mid Cap Growth Strategy, of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Growth Strategy and of BNY Mellon Small/Mid Cap Multi-Strategy Fund with respect to the Small/Mid Cap Growth Strategy since March 2017.  Mr. Porter is Chief Investment Officer and Head of Equity at Newton. He has been employed by Newton or a predecessor company of Newton since August 2016.

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Todd W. Wakefield, CFA, has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Mid Cap Growth Strategy and of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Growth Strategy since May 2013 and of BNY Mellon Small/Mid Cap Multi-Strategy Fund with respect to the Small/Mid Cap Growth Strategy since April 2014. Mr. Wakefield is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 2003.

Robert C. Zeuthen, CFA, has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Mid Cap Growth Strategy, of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Growth Strategy and of BNY Mellon Small/Mid Cap Multi-Strategy Fund with respect to the Small/Mid Cap Growth Strategy since August 2012, May 2013 and April 2014, respectively. Mr. Zeuthen is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 2006.

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The information for Caroline Lee in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.

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September 22, 2021

BNY MELLON FUNDS TRUST

-BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
- BNY Mellon Income Stock Fund
- BNY Mellon Mid Cap Multi-Strategy Fund
-BNY Mellon Small Cap Multi-Strategy Fund
- BNY Mellon Small/Mid Cap Multi-Strategy Fund

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Karen Behr[1]	9	$11.6B	None	N/A	7	$481M
Keith Howell[2]	4	$922M	2	$393M	42	$5.0B
Andrew Leger[1]	7	$3.7B	4	$326M	25	$2.8B
Alicia Levine[3]	None	N/A	None	N/A	None	N/A

[1]	Because Ms. Behr and Mr. Leger each became a primary portfolio manager of MCMF, SCMF and SMCMF as of September 22, 2021, their information is as of June 30, 2021.
[2]	Because Mr. Howell became a primary portfolio manager of ISF as of September 22, 2021, his information is as of June 30, 2021.
[3]	Because Ms. Levine became primary portfolio manager of MCMF, SCMF, SMCMF and TLCMF as of September 22, 2021, her information is as of June 30, 2021.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Karen Behr	Other Accounts	1	$80M
Keith Howell	Other Accounts	4	$136M
Andrew Leger	Other Accounts	1	$41M
Alicia Levine	None	None	None

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

GRP12-SAISTK-0921

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Karen Behr[1]	MCMF	None
Karen Behr[1]	SCMF	None
Karen Behr[1]	SMCMF	None
Keith Howell[2]	ISF	None
Andrew Leger[1]	MCMF	None
Andrew Leger[1]	SCMF	None
Andrew Leger[1]	SMCMF	None
Alicia Levine[3]	MCMF	None
Alicia Levine[3]	SCMF	None
Alicia Levine[3]	SMCMF	None
Alicia Levine[3]	TLCMF	None

1 Because Ms. Behr and Mr. Leger each became a primary portfolio manager of MCMF, SCMF and SMCMF as of September 22, 2021, their information is as of June 30, 2021.

[2]	Because Mr. Howell became a primary portfolio manager of ISF as of September 22, 2021, his information is as of June 30, 2021.
[3]	Because Ms. Levine became primary portfolio manager of MCMF, SCMF, SMCMF and TLCMF as of September 22, 2021, her information is as of June 30, 2021.

GRP12-SAISTK-0921